Loans - Impaired Loans Summary (Details 7) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impaired loans summary
Nonaccrual loans	$ 3,789		$ 2,127	$ 1,496
Accruing loans past due 90 days or more	7		16	1,316
Restructured loans - nonaccrual	3,113		2,717	9,864
Restructured loans - accruing	2,390		2,257	4,072
Total nonperforming loans	9,299		7,117	16,748
Impaired loans, other infomation
Impaired loans, allowance	433		468	4,335
Impaired loans, average recorded investment	9,100		11,700	38,000
Nonaccrual loans, interest recognized	53	$ 55	667	373	$ 253
Total nonaccrual loans	6,900		4,800	11,400
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	$ 164	$ 398	$ 401	$ 657	$ 775